COMMITMENTS - Royalties in Cost of Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Commitments [Line Items]
Royalties	$ 43,800,000	$ 40,700,000
Price per ounce of gold	50
Aggregate continuing and discontinued operations
Disclosure Of Commitments [Line Items]
Royalties	70,600,000	60,600,000
Essakane mine
Disclosure Of Commitments [Line Items]
Royalties	$ 43,800,000	40,700,000
Royalty percentage, conditional market price if market price is lower or equal to $1,000 per ounce	3.00%
Royalty percentage, conditional market price if market price is between $1,000 and $1,300 per ounce	4.00%
Royalty percentage, conditional market price if market price is great than $1,300 per ounce	5.00%
Essakane mine | Minimum | Gold, Ounces
Disclosure Of Commitments [Line Items]
Price per ounce of gold	$ 1,000
Essakane mine | Maximum | Gold, Ounces
Disclosure Of Commitments [Line Items]
Price per ounce of gold	$ 1,300
Rosebel Gold Mines N.V.
Disclosure Of Commitments [Line Items]
In-kind royalty per ounce, percentage	2.00%
Price participation percentage in excess of market price of $425 per ounce	6.50%
Percent of minerals payable to charitable foundation	0.25%
Rosebel Gold Mines N.V. | Discontinued operations
Disclosure Of Commitments [Line Items]
Royalties	$ 26,800,000	$ 19,900,000
Rosebel Gold Mines N.V. | Minimum | Gold, Ounces
Disclosure Of Commitments [Line Items]
Price per ounce of gold	$ 425